UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21311

Registrant Name:	PIMCO High Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO High Income Fund

October 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 130.3%
BANK LOAN OBLIGATIONS 1.5%
iHeartCommunications, Inc.
7.274% due 01/30/2019		$10,450	$7,961
Sequa Corp.
5.250% due 06/19/2017		2,566	2,373
Westmoreland Coal Co.
7.500% due 12/16/2020		3,200	2,568

Total Bank Loan Obligations (Cost $15,051)			12,902

CORPORATE BONDS & NOTES 77.6%
BANKING & FINANCE 38.8%
AGFC Capital Trust
6.000% due 01/15/2067		27,410	14,801
Ally Financial, Inc.
8.000% due 11/01/2031 (i)		4,962	5,961
Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048 (i)		4,610	4,464
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (f)	EUR	3,000	3,184
Banco do Brasil S.A.
6.250% due 04/15/2024 (f)		$7,350	5,421
9.000% due 06/18/2024 (f)		9,239	8,592
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	1,900	574
4.000% due 01/21/2019 ^		5,800	1,751
4.750% due 01/15/2018 ^		6,400	1,932
Banco Santander S.A.
6.250% due 09/11/2021 (f)		2,300	2,361
Barclays PLC
6.500% due 09/15/2019 (f)		600	621
7.875% due 09/15/2022 (f)	GBP	7,210	8,659
8.000% due 12/15/2020 (f)	EUR	7,340	8,274
BCD Acquisition, Inc.
9.625% due 09/15/2023 (i)		$3,900	4,046
Blackstone CQP Holdco LP
9.296% due 03/19/2019		8,061	8,152
BNP Paribas S.A.
7.375% due 08/19/2025 (f)(i)		7,000	7,192
Cantor Fitzgerald LP
6.500% due 06/17/2022 (i)		13,100	14,180
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	3,000	4,409
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023 (i)		$5,000	5,300
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (f)	EUR	1,600	1,881
Credit Agricole S.A.
7.500% due 06/23/2026 (f)	GBP	400	494
7.875% due 01/23/2024 (f)(i)		$6,550	6,661
Doctors Co.
6.500% due 10/15/2023		10,000	11,473
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		5,300	5,526
GSPA Monetization Trust
6.422% due 10/09/2029 (i)		7,977	9,135
HSBC Holdings PLC
6.000% due 09/29/2023 (f)	EUR	2,800	3,204
International Lease Finance Corp.
6.980% due 10/15/2018		$18,000	18,832
Jefferies Finance LLC
7.375% due 04/01/2020		1,200	1,197
Jefferies LoanCore LLC
6.875% due 06/01/2020 (i)		17,000	16,150
Lloyds Bank PLC
12.000% due 12/16/2024 (f)(i)		20,290	27,721
Lloyds Banking Group PLC
7.875% due 06/27/2029 (f)	GBP	200	261
Midwest Family Housing LLC
6.631% due 01/01/2051		$4,911	4,385
MPT Operating Partnership LP
5.250% due 08/01/2026		1,949	1,993
Nationwide Building Society
10.250% due 06/29/2049 (f)	GBP	19	3,031

Navient Corp.
5.625% due 08/01/2033 (i)		$26,995	21,529
Novo Banco S.A.
5.000% due 04/04/2019	EUR	439	378
5.000% due 04/23/2019		1,045	902
5.000% due 05/14/2019		792	682
5.000% due 05/21/2019		387	333
5.000% due 05/23/2019		384	331
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (i)		$2,300	2,350
PHH Corp.
6.375% due 08/15/2021		3,350	3,275
7.375% due 09/01/2019 (i)		1,990	2,085
Provident Funding Associates LP
6.750% due 06/15/2021		1,300	1,313
Rio Oil Finance Trust
9.250% due 07/06/2024		26,158	25,373
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (f)(i)		7,040	6,477
8.000% due 08/10/2025 (f)(i)		7,660	7,296
8.625% due 08/15/2021 (f)		2,500	2,494
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (f)	GBP	6,363	7,829
Spirit Realty LP
4.450% due 09/15/2026 (i)		$2,300	2,270
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,434	5,150
6.052% due 10/13/2039		4,677	6,031
TIG FinCo PLC
8.500% due 03/02/2020		937	1,178
8.750% due 04/02/2020		11,215	12,560

			331,654

INDUSTRIALS 33.6%
ADT Corp.
4.875% due 07/15/2032		$3,939	3,388
Altice Financing S.A.
7.500% due 05/15/2026 (i)		5,400	5,589
BMC Software Finance, Inc.
8.125% due 07/15/2021 (i)		2,827	2,601
Boxer Parent Co., Inc.
9.000% due 10/15/2019 (b)(i)		8,132	7,481
Caesars Entertainment Operating Co., Inc.
9.000% due 02/15/2020 ^		19,100	19,768
11.250% due 06/01/2017 ^		10,700	10,860
Camelot Finance S.A.
7.875% due 10/15/2024		2,000	2,050
Chesapeake Energy Corp.
4.130% due 04/15/2019		120	111
6.250% due 01/15/2017	EUR	1,700	1,865
Concordia International Corp.
9.000% due 04/01/2022		$700	680
Diamond Resorts International, Inc.
10.750% due 09/01/2024		3,800	3,610
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (i)		9,130	8,765
Enterprise Inns PLC
6.000% due 10/06/2023	GBP	500	628
6.875% due 05/09/2025		5,000	6,336
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		$3,527	899
Ford Motor Co.
7.700% due 05/15/2097 (i)		16,610	20,062
Fresh Market, Inc.
9.750% due 05/01/2023 (i)		5,700	4,874
General Shopping Finance Ltd.
10.000% due 12/01/2016 (f)		5,300	3,604
General Shopping Investments Ltd.
12.000% due 03/20/2017 ^(f)		2,500	675
Hampton Roads PPV LLC
6.621% due 06/15/2053		20,444	19,362
Harvest Operations Corp.
2.330% due 04/14/2021		25,756	25,423
HCA, Inc.
7.500% due 11/15/2095		3,462	3,514
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	300	324
4.500% due 12/06/2016	JPY	10,000	95
iHeartCommunications, Inc.
9.000% due 09/15/2022 (i)		$6,800	4,854
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		5,615	1,853
8.125% due 06/01/2023		5,704	1,911
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		11,650	10,601

Kinder Morgan Energy Partners LP
6.950% due 01/15/2038 (i)		1,000	1,146
Kinetic Concepts, Inc.
9.625% due 10/01/2021 (i)		10,200	9,869
LG FinanceCo Corp.
5.875% due 11/01/2024		500	507
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	4,300	4,815
Petroleos de Venezuela S.A.
8.500% due 11/02/2017		$67	49
Prime Security Services Borrower LLC
9.250% due 05/15/2023 (i)		5,500	5,846
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	18,100	25,135
Safeway, Inc.
7.250% due 02/01/2031 (i)		$5,348	5,361
Sequa Corp.
7.000% due 12/15/2017		17,343	9,539
SFR Group S.A.
7.375% due 05/01/2026		7,227	7,308
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	4,000	5,026
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$3,320	3,311
Tembec Industries, Inc.
9.000% due 12/15/2019 (i)		21,675	17,340
Transocean, Inc.
9.000% due 07/15/2023		1,611	1,582
UCP, Inc.
8.500% due 10/21/2017		10,300	10,247
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	302	392
Westmoreland Coal Co.
8.750% due 01/01/2022		$10,638	8,404

			287,660

UTILITIES 5.2%
CenturyLink, Inc.
7.200% due 12/01/2025		1,122	1,083
Frontier Communications Corp.
10.500% due 09/15/2022		1,070	1,117
11.000% due 09/15/2025		1,070	1,096
Illinois Power Generating Co.
6.300% due 04/01/2020		30	12
7.000% due 04/15/2018		16,800	6,384
7.950% due 06/01/2032		900	369
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		15,200	15,941
NRG REMA LLC
9.237% due 07/02/2017		78	62
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		4,800	1,584
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (g)		5,096	1,070
6.750% due 10/01/2023 (g)		11,019	2,342
Petrobras Global Finance BV
6.250% due 12/14/2026	GBP	8,600	10,087
6.625% due 01/16/2034		200	223
Terraform Global Operating LLC
13.750% due 08/15/2022		$3,200	3,344

			44,714

Total Corporate Bonds & Notes (Cost $690,791)			664,028

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		5,100	5,868

Total Convertible Bonds & Notes (Cost $5,100)			5,868

MUNICIPAL BONDS & NOTES 8.6%
CALIFORNIA 2.4%
Anaheim Redevelopment Agency, California Tax Allocation Bonds, (AGM Insured), Series 2007
6.506% due 02/01/2031		2,000	2,381
Sacramento County, California Revenue Bonds, Series 2013
7.250% due 08/01/2025		1,500	1,818
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030		7,500	8,733
7.750% due 09/01/2040		6,500	7,284

San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	275	316

		20,532

DISTRICT OF COLUMBIA 1.2%
District of Columbia Revenue Bonds, Series 2011
7.625% due 10/01/2035	9,740	10,438

ILLINOIS 2.5%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	10,475
7.517% due 01/01/2040	9,805	10,698

		21,173

NEW YORK 0.2%
Erie Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2005
6.000% due 06/01/2028	1,960	1,961

TEXAS 1.1%
El Paso Downtown Development Corp., Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043	7,535	8,997

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	1,375	1,155

WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,110	9,486

Total Municipal Bonds & Notes (Cost $68,304)		73,742

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
3.500% due 09/25/2027 (a)	618	71
5.834% due 10/25/2028	800	856
6.136% due 10/25/2017 - 01/25/2018 (a)	27,271	295
8.932% due 10/25/2041 (i)	903	1,024
10.000% due 01/25/2034	219	265
13.864% due 05/25/2043 (i)	1,245	1,296
Freddie Mac
4.000% due 08/15/2020 (a)	550	27
4.500% due 10/15/2037 (a)	1,162	107
5.000% due 06/15/2033 (a)	2,105	272
5.565% due 07/15/2035 (a)	1,526	219
5.665% due 02/15/2042 (a)	2,636	401
6.136% due 11/25/2055	14,355	8,133
6.605% due 08/15/2036 (a)	933	209
9.734% due 10/25/2027	4,345	5,033
10.594% due 12/15/2043 (i)	902	989
11.931% due 05/15/2033	69	88
Ginnie Mae
3.500% due 06/20/2042 (a)	312	32
3.500% due 03/20/2043 (a)(i)	3,936	363
4.500% due 07/20/2042 (a)	323	55
5.000% due 09/20/2042 (a)	567	106
5.724% due 02/20/2042 (a)(i)	14,177	1,138

Total U.S. Government Agencies (Cost $27,355)		20,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%
Adjustable Rate Mortgage Trust
0.704% due 05/25/2036	5,135	3,023
Banc of America Alternative Loan Trust
5.066% due 06/25/2046 ^(a)	9,177	1,534
Banc of America Funding Trust
6.000% due 07/25/2037 ^(i)	706	558
6.250% due 10/26/2036	11,638	9,062
Banc of America Mortgage Trust
3.299% due 02/25/2036 ^	28	26
BCAP LLC Trust
5.110% due 03/26/2037	2,276	667
6.000% due 05/26/2037	7,157	4,757
7.838% due 10/26/2036	7,477	6,545
8.469% due 09/26/2036	7,161	6,485
11.739% due 06/26/2036	3,560	1,487
Bear Stearns Adjustable Rate Mortgage Trust
3.163% due 05/25/2047 ^	455	413
3.285% due 11/25/2034	118	110
Bellemeade Re Ltd.
6.834% due 07/25/2025	1,250	1,277

Chase Mortgage Finance Trust
2.759% due 12/25/2035 ^		32	29
3.171% due 09/25/2036 ^		163	145
5.500% due 05/25/2036 ^		8	7
Citigroup Mortgage Loan Trust, Inc.
0.875% due 07/25/2036		7	7
3.141% due 07/25/2037 ^		198	189
3.293% due 08/25/2037 ^		865	774
3.808% due 11/25/2035		16,709	9,351
6.500% due 09/25/2036		4,993	3,830
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049		15,529	13,090
Commercial Mortgage Loan Trust
6.093% due 12/10/2049		2,049	1,304
Countrywide Alternative Loan Trust
0.784% due 12/25/2035		10	10
0.784% due 12/25/2046		3,242	1,995
2.988% due 02/25/2037 ^		445	386
3.243% due 07/25/2046 ^		240	230
4.466% due 04/25/2035 (a)		5,725	759
4.627% due 07/25/2021 ^		382	356
5.500% due 03/25/2036 ^		372	294
6.000% due 02/25/2037 ^		4,948	3,453
6.000% due 02/25/2037 ^(i)		2,528	1,779
6.250% due 12/25/2036 ^		4,028	3,001
6.500% due 06/25/2036 ^		1,179	863
Countrywide Home Loan Mortgage Pass-Through Trust
2.995% due 09/20/2036 ^		703	561
3.134% due 09/25/2047 ^		78	70
4.816% due 12/25/2036 (a)		4,312	762
Credit Suisse Commercial Mortgage Trust
5.688% due 02/15/2039		1,000	910
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		2,518	1,932
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	2,388	2,580
Grifonas Finance PLC
0.088% due 08/28/2039		5,690	4,707
HarborView Mortgage Loan Trust
2.958% due 08/19/2036 ^		$584	433
3.468% due 08/19/2036 ^		34	31
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% due 03/22/2043	EUR	7,807	6,770
JPMorgan Alternative Loan Trust
2.793% due 03/25/2037 ^		$9,863	8,786
JPMorgan Mortgage Trust
6.086% due 01/25/2037 ^(a)		24,240	6,006
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		2,615	2,051
5.562% due 02/15/2040		2,791	2,102
Lehman XS Trust
0.754% due 06/25/2047		4,865	3,621
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.402% due 04/25/2036 ^		7,701	5,541
RBSSP Resecuritization Trust
8.956% due 06/26/2037		5,206	3,698
Residential Asset Securitization Trust
6.250% due 10/25/2036 ^		695	622
6.250% due 09/25/2037 ^		5,601	3,885
6.500% due 08/25/2036 ^		958	546
Structured Adjustable Rate Mortgage Loan Trust
2.912% due 01/25/2036 ^		241	182
3.263% due 04/25/2047		895	690
Structured Asset Mortgage Investments Trust
0.724% due 07/25/2046 ^		15,576	11,434
WaMu Mortgage Pass-Through Certificates Trust
2.412% due 05/25/2037 ^		210	168
Washington Mutual Mortgage Pass-Through Certificates Trust
6.146% due 04/25/2037 (a)		14,762	4,418
6.500% due 03/25/2036 ^		8,799	6,577

Total Non-Agency Mortgage-Backed Securities (Cost $149,065)			156,879

ASSET-BACKED SECURITIES 17.0%
ACE Securities Corp. Home Equity Loan Trust
0.674% due 07/25/2036		5,792	4,174
Apidos CLO
0.000% due 07/22/2026		3,000	1,583
Argent Securities Trust
0.724% due 03/25/2036		6,473	3,492
CIFC Funding Ltd.
0.000% due 05/24/2026 (d)		4,000	2,761
0.000% due 07/22/2026		3,000	1,815
Citigroup Mortgage Loan Trust, Inc.
0.634% due 12/25/2036		14,323	9,693
0.694% due 12/25/2036		7,952	5,363

Countrywide Asset-Backed Certificates
4.858% due 07/25/2036		13,700	11,399
CSCN LLC
1.500% due 11/27/2045		7,737	7,245
Duke Funding Ltd.
1.428% due 08/07/2033		20,367	8,860
Glacier Funding CDO Ltd.
1.038% due 08/04/2035		7,864	2,202
GLG Euro CLO
0.000% due 04/15/2028	EUR	4,150	3,467
Grosvenor Place CLO BV
0.000% due 04/30/2029		1,000	859
Halcyon Loan Advisors European Funding BV
0.000% due 01/15/2027 (d)		1,100	1,099
Long Beach Mortgage Loan Trust
0.724% due 02/25/2036		$1,721	1,158
Merrill Lynch Mortgage Investors Trust
0.694% due 04/25/2037		997	565
4.170% due 03/25/2037		4,147	1,445
Morgan Stanley Mortgage Loan Trust
2.488% due 11/25/2036 ^		931	452
5.965% due 09/25/2046 ^		9,042	5,226
NovaStar Mortgage Funding Trust
0.694% due 10/25/2036		38,241	21,200
People’s Financial Realty Mortgage Securities Trust
0.694% due 09/25/2036		23,252	7,486
Putnam Structured Product Funding Ltd.
9.092% due 02/25/2037		992	1,014
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036		9,684	5,746
6.998% due 09/25/2037 ^		8,316	5,149
7.238% due 09/25/2037 ^		7,013	4,341
Sherwood Funding CDO Ltd.
0.887% due 11/06/2039		34,947	9,645
South Coast Funding Ltd.
1.407% due 08/10/2038		27,991	5,948
Taberna Preferred Funding Ltd.
1.158% due 08/05/2036		763	534
1.158% due 08/05/2036 ^		14,950	10,465
Trainer Wortham First Republic CBO Ltd.
1.988% due 11/06/2038		1,360	1,339
Washington Mutual Asset-Backed Certificates Trust
0.684% due 05/25/2036		298	223

Total Asset-Backed Securities (Cost $146,065)			145,948

SOVEREIGN ISSUES 1.3%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	3,900	4,281
4.900% due 09/15/2021		2,350	2,762
Republic of Greece Government International Bond
3.000% due 02/24/2023		25	21
3.000% due 02/24/2024		25	20
3.000% due 02/24/2025		25	20
3.000% due 02/24/2026		25	19
3.000% due 02/24/2027		25	19
3.000% due 02/24/2028		25	18
3.000% due 02/24/2029		25	18
3.000% due 02/24/2030		25	18
3.000% due 02/24/2031		25	17
3.000% due 02/24/2032		25	17
3.000% due 02/24/2033		25	17
3.000% due 02/24/2034		25	16
3.000% due 02/24/2035		25	16
3.000% due 02/24/2036		25	16
3.000% due 02/24/2037		25	16
3.000% due 02/24/2038		25	16
3.000% due 02/24/2039		25	16
3.000% due 02/24/2040		25	16
3.000% due 02/24/2041		25	16
3.000% due 02/24/2042		25	16
4.500% due 11/08/2016	JPY	50,000	477
4.750% due 04/17/2019	EUR	3,000	3,036

Total Sovereign Issues (Cost $10,499)			10,904

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (g)		828,934	751

INDUSTRIALS 0.0%
Warren Resources, Inc.	23,043	0

Total Common Stocks (Cost $2,839)		751

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (f)	2,190	2,677

Total Preferred Securities (Cost $2,579)		2,677

SHORT-TERM INSTRUMENTS 2.5%

REPURCHASE AGREEMENTS (h) 0.9%		7,358

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.6%
Federal Home Loan Bank
0.000% due 11/02/2016 - 01/27/2017 (d)(e)	$4,800	4,799

U.S. TREASURY BILLS 1.0%
0.481% due 03/02/2017 - 03/16/2017 (c)(d)(k)(m)	8,201	8,191

Total Short-Term Instruments (Cost $20,344)		20,348

Total Investments in Securities (Cost $1,137,992)		1,115,026

Total Investments 130.3% (Cost $1,137,992)		$1,115,026
Financial Derivative Instruments (j)(l) 0.2% (Cost or Premiums, net $(3,971))		2,080
Preferred Shares (11.9)%		(101,975)
Other Assets and Liabilities, net (18.6)%		(159,088)

Net Assets Applicable to Common Shareholders 100.0%		$856,043

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Payment in-kind security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	02/24/2015 - 06/25/2015	$3,981	$1,070	0.13%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	02/23/2015 - 06/25/2015	8,853	2,342	0.27
TIG FinCo PLC	04/02/2015	1,229	751	0.09

		$14,063	$4,163	0.49%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.380%	10/31/2016	11/01/2016	$4,700	U.S. Treasury Bonds 3.000% due 11/15/2044	$(4,873)	$4,700	$4,700
SSB	0.010	10/31/2016	11/01/2016	2,658	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(2,714)	2,658	2,658

Total Repurchase Agreements						$(7,587)	$7,358	$7,358

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(4)	$(1,076)	$(1,074)
	(0.250)	09/28/2016	09/28/2017		(777)	(777)
BPS	1.540	09/13/2016	11/08/2016		(5,090)	(5,101)
	1.560	08/15/2016	11/15/2016		(6,242)	(6,263)
	1.590	11/01/2016	12/08/2016		(4,845)	(4,845)
	1.620	10/06/2016	01/06/2017		(3,192)	(3,196)
	1.670	10/07/2016	01/06/2017		(25,220)	(25,249)
	1.690	07/26/2016	01/26/2017		(5,101)	(5,124)
JML	1.400	10/12/2016	11/01/2016		(7,514)	(7,520)
MSC	1.250	08/29/2016	11/29/2016		(20,035)	(20,080)
RBC	1.520	10/07/2016	01/09/2017		(6,156)	(6,162)
	1.560	05/13/2016	11/14/2016		(5,230)	(5,269)
	1.600	06/07/2016	12/07/2016		(8,247)	(8,301)
	1.600	06/08/2016	12/07/2016		(1,703)	(1,714)
	1.610	05/23/2016	11/14/2016		(6,235)	(6,280)
	1.777	08/04/2016	02/06/2017		(12,578)	(12,633)
	1.880	08/25/2016	02/27/2017		(4,614)	(4,630)
RDR	(1.000)	01/22/2016	TBD	(4)	(905)	(898)
	1.160	08/03/2016	11/03/2016		(4,963)	(4,977)
	1.160	08/04/2016	11/03/2016		(13,223)	(13,261)
UBS	1.100	08/12/2016	11/14/2016		(3,299)	(3,307)
	1.130	08/30/2016	11/30/2016		(8,028)	(8,044)
	1.180	08/26/2016	11/25/2016		(2,144)	(2,149)
	1.380	08/26/2016	11/25/2016		(3,094)	(3,102)
	1.450	09/28/2016	11/28/2016		(5,449)	(5,456)
	1.542	08/31/2016	11/02/2016		(5,264)	(5,278)
	1.542	08/31/2016	12/01/2016		(12,248)	(12,281)
	1.542	11/02/2016	12/01/2016		(2,610)	(2,610)
	1.650	09/28/2016	12/28/2016		(17,209)	(17,236)
	1.670	08/29/2016	11/29/2016		(8,628)	(8,654)
	1.670	11/02/2016	11/29/2016		(6,040)	(6,040)

Total Reverse Repurchase Agreements						$(217,511)

(3)	The average amount of borrowings outstanding during the period ended October 31, 2016 was $(193,052) at a weighted average interest rate of 1.428%.
(4)	Open maturity reverse repurchase agreement.

(i)	Securities with an aggregate market value of $250,241 and cash of $670 have been pledged as collateral under the terms of master agreements as of October 31, 2016.

(j)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$6,958	$488	$496	$0	$(4)
CDX.HY-25 5-Year Index	5.000	12/20/2020	11,484	631	976	0	(9)
CDX.HY-26 5-Year Index	5.000	06/20/2021	2,400	117	21	0	(2)

				$1,236	$1,493	$0	$(15)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025	$241,310	$24,267	$1,847	$283	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026	37,000	2,128	379	51	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044	617,800	203,919	19,850	3,808	0
Pay	3-Month USD-LIBOR *	2.250	12/21/2046	846,220	(32,302)	40,266	0	(5,013)

					$198,012	$62,342	$4,142	$(5,013)

Total Swap Agreements					$199,248	$63,835	$4,142	$(5,028)

*	This security has a forward starting effective date.

(k)	Securities with an aggregate market value of $1,209 and cash of $18,996 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2016.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	11/2016	$	65,247	EUR	59,722	$314	$0
	12/2016	EUR	59,722	$	65,326	0	(313)
CBK	11/2016		1,703		1,860	0	(9)
	11/2016	GBP	9,910		12,157	27	0
GLM	11/2016	BRL	817		253	0	(3)
	11/2016	EUR	58,209		65,229	1,335	(5)
	11/2016	JPY	62,000		613	21	0
	11/2016	$	257	BRL	817	0	(1)
HUS	11/2016	GBP	71,232	$	92,818	5,630	0
JPM	11/2016	EUR	79		86	0	(1)
	11/2016	GBP	331		426	20	0
	12/2016	EUR	470		515	0	(1)
SCX	11/2016		158		172	0	(1)
SOG	11/2016	$	99,576	GBP	81,472	147	0
	12/2016	GBP	81,473	$	99,629	0	(152)
UAG	11/2016	$	480	EUR	427	0	(12)
	12/2016		3,450		3,148	10	0

Total Forward Foreign Currency Contracts						$7,504	$(498)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2016 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Banco Espirito Santo S.A.	5.000%	09/20/2020	15.979%	EUR	5,000	$0	$(1,366)	$0	$(1,366)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539		$1,700	(332)	(48)	0	(380)
GST	Petrobras Global Finance BV	1.000	12/20/2024	4.539		2,200	(437)	(55)	0	(492)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.115		400	(33)	8	0	(25)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539		2,800	(581)	(46)	0	(627)
MYC	Chesapeake Energy Corp.	5.000	09/20/2020	7.110		100	(10)	3	0	(7)
	Petrobras Global Finance BV	1.000	12/20/2019	3.115		13,700	(1,268)	421	0	(847)

							$(2,661)	$(1,083)	$0	$(3,744)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Pay	3-Month USD-LIBOR	1.550%	12/16/2021	$1,000,000	$(700)	$1,280	$580	$0
DUB	Pay	3-Month USD-LIBOR	1.550	01/20/2022	1,000,000	(610)	(266)	0	(876)

						$(1,310)	$1,014	$580	$(876)

Total Swap Agreements						$(3,971)	$(69)	$580	$(4,620)

(m)	Securities with an aggregate market value of $4,962 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$12,902	$0	$12,902
Corporate Bonds & Notes
Banking & Finance	0	322,519	9,135	331,654
Industrials	0	277,413	10,247	287,660
Utilities	0	44,714	0	44,714
Convertible Bonds & Notes
Industrials	0	5,868	0	5,868
Municipal Bonds & Notes
California	0	20,532	0	20,532
District of Columbia	0	10,438	0	10,438
Illinois	0	21,173	0	21,173
New York	0	1,961	0	1,961
Texas	0	8,997	0	8,997
Virginia	0	1,155	0	1,155
West Virginia	0	9,486	0	9,486
U.S. Government Agencies	0	12,846	8,133	20,979
Non-Agency Mortgage-Backed Securities	0	156,879	0	156,879
Asset-Backed Securities	0	144,849	1,099	145,948
Sovereign Issues	0	10,904	0	10,904
Common Stocks
Financials	0	0	751	751
Preferred Securities
Banking & Finance	0	2,677	0	2,677
Short-Term Instruments
Repurchase Agreements	0	7,358	0	7,358
Short-Term Notes	0	4,799	0	4,799
U.S. Treasury Bills	0	8,191	0	8,191

Total Investments	$0	$1,085,661	$29,365	$1,115,026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,142	0	4,142
Over the counter	0	8,084	0	8,084
	$0	$12,226	$0	$12,226

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,028)	0	(5,028)
Over the counter	0	(5,118)	0	(5,118)

	$0	$(10,146)	$0	$(10,146)

Totals	$0	$1,087,741	$29,365	$1,117,106

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,195	$0	$(60)	$1	$1	$(2)	$0	$0	$9,135	$7
Industrials	10,253	0	0	4	0	(10)	0	0	10,247	(10)
U.S. Government Agencies	7,716	0	(28)	5	11	429	0	0	8,133	427
Non-Agency Mortgage-Backed Securities	1,235	0	0	0	0	42	0	(1,277)	0	0
Asset-Backed Securities	0	1,101	0	0	0	(2)	0	0	1,099	(2)
Common Stocks
Financials	527	0	0	0	0	224	0	0	751	224

Totals	$28,926	$1,101	$(88)	$10	$12	$681	$0	$(1,277)	$29,365	$646

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$9,135	Proxy Pricing	Base Price	114.25
Industrials	10,247	Proxy Pricing	Base Price	99.50
U.S. Government Agencies	8,133	Proxy Pricing	Base Price	56.66
Asset-Backed Securities	1,099	Proxy Pricing	Base Price	91.13
Common Stocks
Financials	751	Other Valuation Techniques (2)	—	—

Total	$29,365

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$1,137,992	$66,038	$(89,004)	$(22,966)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	JML	JPMorgan Securities PLC	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	MSC	Morgan Stanley & Co., Inc.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada	UBS	UBS Securities LLC
GST	Goldman Sachs International

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
EUR	Euro	JPY	Japanese Yen

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal

Other Abbreviations:
BABs	Build America Bonds	CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate
CBO	Collateralized Bond Obligation	CLO	Collateralized Loan Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016